Schedule of other receivables deposits and prepayments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 122,428	$ 3,345
Deposits	144,718	197,575
Prepayments	27,869	33,953
Total other receivables	295,015	234,873
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Total other receivables	716,104
VAT	$ 716,104